CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 13,971,178	$ 7,584,859
Cost of net revenues	8,030,908	5,716,587
Gross profit	5,940,270	1,868,272
Operating expenses:
General and administrative	16,371,536	16,752,516
Sales and marketing	4,950,635	3,810,583
Distribution	611,569	489,371
Impairment	15,539,332	3,400,000
Change in fair value of contingent consideration	564,303	8,764,460
Total operating expenses	38,037,375	33,216,930
Loss from operations	(32,097,105)	(31,348,658)
Other income (expense):
Interest expense	(9,014,337)	(3,663,921)
Other non-operating income (expenses)	3,068,080	1,554,502
Total other income (expense), net	(5,946,257)	(2,109,419)
Income tax benefit (provision)		1,100,120
Net loss	$ (38,043,362)	$ (32,357,957)
Weighted average common shares outstanding - basic	771,297	76,289
Weighted average common shares outstanding - diluted	771,297	76,289
Net loss per common share - basic	$ (49.32)	$ (424.15)
Net loss per common share - diluted	$ (49.32)	$ (424.15)